Selected operating expenses and additional information (Schedule Of Personnel Expenses For Employees And Average Number Of Employees, Exclusive Of Temporary Workers, By Geographic Area) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013 employee	Dec. 31, 2012 employee	Dec. 31, 2011 employee
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Wages and salaries	€ 136,936	€ 353,437	€ 318,944
Social security	16,049	47,124	42,622
Pension expenses	7,539	21,151	18,945
Personnel expenses	€ 160,524	€ 421,712	€ 380,511
Number of employees (in employees)	6,391	17,332	17,525
The Netherlands [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	156	178	167
Other European Countries [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	448	1,057	993
United States [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	556	594	468
Southeast Asia [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	5,050	15,300	15,716
Japan [Member]
Schedule Of Selected Operating Expenses And Additional Information [Line Items]
Number of employees (in employees)	181	203	181